Schedule of Investments
March 31, 2024
(Unaudited)
Shares		Value
Money Market Funds–5.94%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(a)(b)	173,357	$173,357
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(a)(b)	123,761	123,810
Invesco Treasury Portfolio, Institutional Class, 5.21%(a)(b)	198,123	198,123
Total Money Market Funds (Cost $495,296)		495,290
Shares	Value

Options Purchased–99.99%
(Cost $8,316,714)(c)	$8,332,638
TOTAL INVESTMENTS IN SECURITIES–105.93% (Cost $8,812,010)	8,827,928
OTHER ASSETS LESS LIABILITIES—(5.93)%	(494,529)
NET ASSETS–100.00%	$8,333,399

Notes to Schedule of Investments:
(a)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,896	$365,417	$(367,956)	$-	$-	$173,357	$1,427
Invesco Liquid Assets Portfolio, Institutional Class	125,708	261,012	(262,895)	(27)	12	123,810	1,052
Invesco Treasury Portfolio, Institutional Class	201,024	417,620	(420,521)	-	-	198,123	1,628
Total	$502,628	$1,044,049	$(1,051,372)	$(27)	$12	$495,290	$4,107

(b)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(c)	The table below details options purchased.

Open Equity Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2025	18	USD	13.32	USD	23,976	$ 774,578
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2025	18	USD	444.01	USD	799,218	46,969
Total Open Equity Options Purchased								$821,547

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Purchased
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2025	4	USD	547.64	USD	219,056	$ 7,079,128
Equity Risk
NASDAQ 100 Index	Put	03/31/2025	4	USD	18,254.69	USD	7,301,876	431,963
Total Open Index Options Purchased								$7,511,091

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Call	03/31/2025	18	USD	526.82	USD	948,276	$ (22,739)
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Open Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
Invesco QQQ Trust, Series 1	Put	03/31/2025	18	USD	399.61	USD	719,298	$(25,118)
Total Open Equity Options Written								$(47,857)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Open Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Notional Value(a)		Value
Equity Risk
NASDAQ 100 Index	Call	03/31/2025	4	USD	21,659.19	USD	8,663,676	$ (205,006)
Equity Risk
NASDAQ 100 Index	Put	03/31/2025	4	USD	16,429.22	USD	6,571,688	(234,448)
Total Open Index Options Written								$(439,454)

(a)	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco® V.I. Nasdaq 100 Buffer Fund - March

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Money Market Funds	$495,290	$—	$—	$495,290
Options Purchased	—	8,332,638	—	8,332,638
Total Investments in Securities	495,290	8,332,638	—	8,827,928
Other Investments - Liabilities*
Options Written	—	(487,311)	—	(487,311)
Total Investments	$495,290	$7,845,327	$—	$8,340,617

*	Options written are shown at value.
Invesco® V.I. Nasdaq 100 Buffer Fund - March